TAXATION - Schedule of unrecognized tax benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
TAXATION
Beginning balance	¥ 191,473	$ 29,345	¥ 132,808
Additions	(24,691)	(3,783)	(64,410)
Decreases	(47,514)	(7,282)	(5,745)
Ending balance	¥ 168,650	$ 25,846	¥ 191,473